Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Major Categories Of Premises And Equipment

December 31 (In thousands)	2011	2010
Land	$18,151	$23,827
Buildings	69,690	78,185
Equipment, furniture and fixtures	59,037	61,086
Leasehold improvements	4,283	6,031
Total	$151,161	$169,129
Less accumulated depreciation	(97,420)	(99,562)
Premises and Equipment, Net	$53,741	$69,567

Schedule Of The Future Minimum Rental Payments

(In thousands)
2012	$1,448
2013	1,104
2014	910
2015	714
2016	457
Thereafter	961
Total	$5,594